UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22617

Global Chartist Fund, LLC

(Exact name of registrant as specified in charter)

85 Broad Street

New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte, Roth & Zabel LLP
919 3rd Avenue, 24th Floor

New York, NY 10122

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 667-4225

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited)

Shares			March 31, 2013 Fair Value

	Investments in Securities – 25.01%
	Common Stock – 25.01%
	United States – 9.07%
	Air Pollution Control Equipment – 0.09%
2,100	Ceco Environmental Corp.		$27,153

	Apparel Manufacturers – 0.30%
40,000	American Apparel, Inc.*	(a)	86,800

	Building & Construction Products - Miscellaneous – 0.14%
9,000	Broadwind Energy, Inc.*		39,330

	Building - Heavy Construction – 0.10%
8,000	The Goldfield Corp.*	(a)	29,520

	Chemicals - Diversified – 0.47%
12,000	Aceto Corp.	(a)	132,840

	Commercial Banks - Central U.S. – 0.24%
8,000	Independent Bank Corp. - Michigan*	(a)	67,680

	Commercial Banks - Southern U.S. – 0.42%
21,300	Park Sterling Corp.*	(a)	120,132

	Commercial Banks - Western U.S. – 0.48%
10,000	CoBiz Financial, Inc.	(a)	80,800
10,000	Heritage Oaks Bancorp.*	(a)	57,000
			137,800
	Computer Services – 0.27%
7,000	Carbonite, Inc.*	(a)	76,650

	Consumer Products - Miscellaneous – 0.28%
30,000	Summer Infant, Inc.*	(a)	78,600

	Diagnostic Equipment – 0.60%
25,000	TearLab Corp.*	(a)	172,500

	Diagnostic Kits – 0.14%
8,000	Chembio Diagnostics, Inc.*	(a)	40,400

	Direct Marketing – 0.20%
16,500	Valuevision Media, Inc.*	(a)	57,090

	Heart Monitors – 0.34%
14,000	Fonar, Corp.*	(a)	96,880

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2013 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Internet Application Software – 0.44%
7,660	BroadVision, Inc.*	(a)	$67,485
15,000	Lionbridge Technologies, Inc.*	(a)	58,050
			125,535

	Leisure & Recreational Products – 0.58%
7,000	Johnson Outdoors, Inc., Class A*	(a)	166,880

	Medical - Biomedical / Genetics – 0.70%
16,000	Enzo Biochem, Inc.*		40,320
55,000	Neuralstem, Inc.*	(a)	61,600
18,000	Sunesis Pharmaceuticals, Inc.*	(a)	98,460
			200,380
	Medical - Drugs – 0.97%
20,700	AcelRx Pharmaceuticals, Inc.*	(a)	106,812
17,300	Orexigen Therapeutics, Inc.*	(a)	108,125
17,000	SIGA Technologies, Inc.*	(a)	60,860
			275,797

	Medical Instruments – 0.22%
3,000	Cardiovascular Systems, Inc.*	(a)	61,440

	Pollution Control – 0.43%
30,000	Hudson Technologies, Inc.*	(a)	121,500

	Publishing - Periodicals – 0.18%
13,000	SuperMedia, Inc.*		50,310

	Telecommunication Equipment – 0.38%
16,000	RF Industries, Ltd.	(a)	109,440

	Telecommunication Services – 0.63%
4,000	Lumos Networks Corp.		53,920
5,000	RigNet, Inc.*	(a)	124,700
			178,620

	Wound / Burn & Skin Care – 0.47%
11,000	Derma Sciences, Inc.*	(a)	132,880

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2013 Fair Value

	Common Stock – (continued)
	Total United States (Cost $2,349,214)		$2,586,157

	Australia – 0.90%
	Gold Mining – 0.21%
234,434	Intrepid Mines, Ltd.*		61,102

	Hazardous Waste Disposal – 0.41%
34,000	Tox Free Solutions, Ltd.		118,037

	Medical - Biomedical / Genetics – 0.28%
35,000	Prana Biotechnology, Ltd. – Sponsored ADR*	(a)	78,750

	Total Australia (Cost $248,385)		$257,889

	Austria – 0.59%
	Oil - Field Services – 0.59%
14,000	Cat Oil AG		167,369

	Total Austria (Cost $163,499)		$167,369

	Canada – 2.13%
	Forestry – 0.59%
120,000	Western Forest Products, Inc.*	(a)	168,906

	Medical Imaging Systems – 0.24%
7,000	Novadaq Technologies, Inc.*	(a)	69,370

	Multimedia – 0.41%
4,500	Corus Entertainment, Inc., B Shares	(a)	115,872

	Oil Companies - Exploration & Production – 0.26%
21,700	Artek Exploration, Ltd.*	(a)	73,476

	Oil Refining & Marketing – 0.63%
15,000	Secure Energy Services, Inc.	(a)	180,422

	Vitamins & Nutrition Products – 0.00%
370	NeuroBioPharm, Inc., Class A*		0

	Total Canada (Cost $576,537)		$608,046

	China – 1.48%
	Chemicals - Specialty – 0.27%
11,000	Daqo New Energy Corp. - Sponsored ADR*	(a)	76,560

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2013 Fair Value

	Common Stock – (continued)
	China – (continued)
	Energy - Alternate Sources – 0.05%
3,175	JinkoSolar Holding Co., Ltd. - Sponsored ADR*		$14,732

	Internet Content - Entertainment – 0.57%
25,000	Giant Interactive Group, Inc. - Sponsored ADR	(a)	162,500

	Internet Security – 0.31%
3,000	Qihoo 360 Technology Co., Ltd. - Sponsored ADR*	(a)	88,890

	Machinery - General Industry – 0.28%
1,500,000	Sinoref Holdings, Ltd.	(a)	78,259

	Total China (Cost $489,935)		$420,941

	Denmark – 0.69%
	Medical - Drugs – 0.48%
1,879	ALK-Abello A/S		136,098

	Power Conversion / Supply Equipment – 0.21%
7,500	Vestas Wind Systems A/S*		60,072

	Total Denmark (Cost $196,855)		$196,170

	Finland – 0.44%
	Medical - Drugs – 0.44%
40,000	Oriola-KD OYJ, B Shares*		126,355

	Total Finland (Cost $114,923)		$126,355

	Greece – 0.24%
	Transport - Marine – 0.24%
60,000	Excel Maritime Carriers, Ltd.*		69,600

	Total Greece (Cost $47,643)		$69,600

	Hong Kong – 1.05%
	Footwear & Related Apparel – 1.05%
100,000	Stella International Holdings, Ltd.	(a)	300,155

	Total Hong Kong (Cost $285,997)		$300,155

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2013 Fair Value

	Common Stock – (continued)
	Israel – 0.02%
	Computer Aided Design – 0.02%
949	Cimatron, Ltd.		$5,884

	Total Israel (Cost $5,916)		$5,884

	Japan – 6.79%
	Applications Software – 0.23%
10,000	Justsystems Corp.*	(a)	65,837

	Auto - Cars / Light Trucks – 0.21%
57,000	Mitsubishi Motors Corp.*	(a)	59,413

	Batteries / Battery Systems – 0.15%
15,000	NPC, Inc.	(a)	44,831

	Building & Construction - Miscellaneous – 0.55%
97,300	Meiho Facility Works, Ltd.	(a)	156,267

	Consulting Services – 0.22%
500	IR Japan, Inc.	(a)	62,540

	Electronic Components - Semiconductors – 0.22%
6,000	Tera Probe, Inc.		62,795

	Electronic Parts Distribution – 0.63%
15,000	Kuroda Electric Co., Ltd.	(a)	179,004

	Food - Miscellaneous / Diversified – 0.23%
50,000	Nippon Formula Feed Manufacturing Co., Ltd.	(a)	64,880

	Human Resources – 0.53%
180	Trust Tech, Inc.	(a)	151,244

	Internet Connective Services – 0.74%
40,000	Asahi Net, Inc.	(a)	211,018

	Medical - Biomedical / Genetics – 0.83%
40	AnGes MG, Inc.*		81,089
17,700	D.Western Therapeutics Institute, Inc.*		56,289
40	DNA Chip Research, Inc.*		48,713
3,200	Linical Co., Ltd.		50,848
			236,939

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2013 Fair Value

	Common Stock – (continued)
	Japan – (continued)
	Medical - Drugs – 0.16%
15	R-Tech Ueno, Ltd.		$45,453

	Medical Labs & Testing Service – 0.21%
40	EPS Corp., Ltd.		59,434

	Real Estate Management / Services – 0.55%
35,800	Area Quest, Inc.*	(a)	51,404
30,000	Daikyo, Inc.	(a)	104,977
			156,381
	Real Estate Operations / Development – 0.22%
15,000	Leopalace21 Corp.	(a)	64,454

	Retail - Auto Parts – 0.26%
60,000	Autowave Co,. Ltd.*	(a)	73,388

	Retail - Sporting Goods – 0.85%
40,000	Goldwin, Inc.	(a)	242,075

	Total Japan (Cost $1,833,129)		$1,935,953

	Norway – 0.19%
	Oil - Field Machinery & Equipment – 0.19%
17,456	Sevan Marine ASA*		55,368

	Total Norway (Cost $59,530)		$55,368

	Sweden – 0.46%
	Real Estate Management / Services – 0.46%
8,000	Wihlborgs Fastigheter AB		131,959

	Total Sweden (Cost $124,455)		$131,959

	Switzerland – 0.96%
	Medical - Drugs – 0.96%
5,000	Actelion, Ltd.		272,190

	Total Switzerland (Cost $258,882)		$272,190

	Total Common Stock (Cost $6,754,900)		$7,134,036

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (concluded)

Shares		March 31, 2013 Fair Value

	Warrants – 0.00%
	Canada – 0.00%
	Vitamins & Nutrition Products – 0.00%
740	NeuroBioPharm, Inc. Series 2011-1	$0

	Total Canada (Cost $0)	$0

	Total Warrants (Cost $0)	$0

	Total Investments in Securities (Cost $6,754,900) – 25.01%	$7,134,036

	Other Assets, Less Liabilities – 74.99%**	21,386,210

	Member’s Capital – 100.00%	$28,520,246

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**

Includes $5,017,344 invested in a BNY Mellon Money Market Account, which is 17.59% of Member’s Capital and foreign currency with a U.S. Dollar value $6,914 held in BNY Mellon Money Market Accounts, which are 0.02% of Member’s Capital.

At December 31, 2012, the aggregate cost for Federal income tax purposes of portfolio investments (including options) and securities sold, not yet purchased was $20,278,247 and $25,354,239 respectively.

For Federal income tax purposes, at December 31, 2012, accumulated net realized loss on portfolio investments (including options) and securities sold, not yet purchased was $1,121,175 consisting of $857,626 gross unrealized gain and $1,978,801 gross unrealized loss.

ADR	American Depository Receipt

Global Chartist Fund, LLC

Schedule of Purchased Options (Unaudited)

Contracts		March 31, 2013 FairValue

	Purchased Options – 2.51%
	Put Options – 2.50%
	United States – 2.50%
	Registered Investment Company – 2.50%
200	S & P 500 Index, 04/20/2013, $1,470.00	$38,000
449	S & P 500 Index, 05/18/2013, $1,525.00	673,500

	Total United States (Cost $1,506,302)	$711,500

	Total Put Options (Cost $1,506,302)	$711,500

	Caps and Floors – 0.00%

	United States – 0.00%
2,725,000	Constant Maturity Swap Cap 1y30y, 04/18/2013	0

	Total United States (Cost $400,000)	$0

	Total Caps and Floors (Cost $400,000)	$0

	Currency Options – 0.01%

	United States – 0.01%
15,800,000	USDCNYC, 6.45, 07/24/2013	4,138

	Total United States (Cost $150,000)	$4,138

	Total Currency Options (Cost $150,000)	$4,138

	Total Purchased Options (Cost $2,056,301)	$715,638

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2013 FairValue

	Securities Sold, Not Yet Purchased – 130.92%
	Common Stock – 130.92%
	United States – 89.01%
	Aerospace / Defense – 0.43%
24,500	Kratos Defense & Security Solutions, Inc.	$123,235

	Audio / Video Products – 0.35%
6,000	DTS, Inc.	99,780

	Automobile / Truck Parts & Equipment - Orginal – 0.20%
10,500	Accuride Corp.	56,595

	Broadcasting Services / Programming – 0.25%
11,000	Digital Generation, Inc.	70,730

	Building & Construction Products - Miscellaneous – 0.36%
6,500	Patrick Industries, Inc.	102,440

	Computer Software – 0.32%
14,500	Avid Technology, Inc.	90,915

	Computers - Integrated Systems – 0.21%
8,000	Mercury Systems, Inc.	58,960

	E-Commerce / Products – 0.74%
25,000	Nutrisystem, Inc.	212,000

	Electronics - Military – 0.21%
23,668	API Technologies Corp.	58,697

	Gold Mining – 0.49%
50,000	Gold Reserve, Inc.	140,000

	Medical - Biomedical / Genetics – 0.52%
32,000	Curis, Inc.	104,960
19,096	Nanosphere, Inc.	42,011
		146,971

	Medical - Drugs – 0.37%
30,600	Pain Therapeutics, Inc.	104,958

	Medical Imaging Systems – 0.35%
35,000	Merge Healthcare, Inc.	101,150

	Oil Companies - Exploration & Production – 0.42%
30,000	Penn Virginia Corp.	121,200

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2013 FairValue

	Common Stock – (continued)
	United States – (continued)
	Registered Investment Company – 81.65%
39,000	Consumer Discretionary Select Sector SPDR Fund	$2,065,440
20,000	Consumer Staples Select Sector SPDR Fund	795,200
125,000	Financial Select Sector SPDR Fund	2,273,750
38,000	iShares Dow Jones U.S. Real Estate Index Fund	2,640,240
10,500	iShares Dow Jones Transportation Average Index Fund	1,168,650
20,000	iShares Dow Jones U.S. Home Construction Index Fund	477,800
33,000	iShares iBoxx Investment Grade Corporate Bond Fund	3,956,700
25,000	iShares JPMorgan USD Emerging Markets Bond Fund	2,936,750
20,000	iShares Russell Microcap Index Fund	1,173,200
20,000	iShares S&P National Municipal Bond Fund	2,202,000
12,500	SPDR S&P MidCap 400 ETF Trust	2,621,500
25,000	Utilities Select Sector SPDR Fund	976,250
		23,287,480

	Retail - Leisure Products – 0.34%
4,000	Steinway Musical Instruments	96,080

	Schools – 0.44%
10,000	Universal Technical Institute, Inc.	126,300

	Semiconductor Components - Integrated Circuits – 0.36%
15,000	Pericom Semiconductor Corp.	102,150

	Therapeutics – 0.53%
30,000	Lpath, Inc., Class A	150,600

	Transportation - Truck – 0.47%
16,000	Quality Distribution, Inc.	134,560

	Total United States (Proceeds $24,694,011)	$25,384,801

	Australia – 6.24%
	Airport Development / Maintenance – 0.90%
75,000	Sydney Airport	256,466

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2013 FairValue

	Common Stock – (continued)
	Australia – (continued)
	Commercial Banks - Non U.S. – 1.04%
27,649	Bendigo and Adelaide Bank, Ltd.	$296,036

	E-Services / Consulting – 0.28%
15,000	SMS Management & Technology, Ltd.	79,442

	Finance - Investment Banker / Broker – 0.68%
5,000	Macquarie Group, Ltd.	193,653

	Food - Wholesale / Distribution – 0.91%
60,000	Metcash, Ltd.	258,969

	Medical - Drugs – 0.70%
49,329	Acrux, Ltd.	199,540

	Oil - Field Machinery & Equipment – 0.16%
35,043	Imdex, Ltd.	44,754

	Real Estate Management / Services – 0.74%
20,000	Lend Lease Group	212,679

	Transport - Services – 0.83%
50,000	Cabcharge Australia, Ltd.	238,222

	Total Australia (Proceeds $1,710,813)	$1,779,761

	Brazil – 1.18%
	Electric - Integrated – 0.71%
15,000	Centrais Eletricas Brasileiras S.A. – Sponsored ADR Preferred	93,900
7,000	Cia Paranaense de Energia – Sponsored ADR Preferred	108,290
		202,190

	Steel - Producers – 0.47%
30,000	Cia Siderurgica Nacional S.A. – Sponsored ADR	134,400

	Total Brazil (Proceeds $334,458)	$336,590

	Canada – 9.72%
	Diversified Minerals – 0.19%
50,000	Avalon Rare Metals, Inc.	54,500

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2013 FairValue

	Common Stock – (continued)
	Canada – (continued)
	Gas - Distribution – 1.11%
4,000	Canadian Utilities, Ltd.	$316,984

	Oil Companies - Exploration & Production – 1.21%
6,000	Crescent Point Energy Corp.	226,487
70,000	Ithaca Energy, Inc.	119,199
		345,686

	REITS - Apartments – 0.75%
3,500	Boardwalk Real Estate Investment Trust	215,281

	REITS - Diversified – 3.65%
13,000	Cominar Real Estate Investment Trust	295,329
10,000	Crombie Real Estate Investment Trust	145,677
9,000	Dundee Real Estate Investment Trust	324,671
12,000	H&R Real Estate Investment Trust	276,273
		1,041,950

	REITS - Office Property – 0.98%
10,000	Brookfield Canada Office Properties	278,163

	REITS - Shopping Centers – 1.29%
13,400	RioCan Real Estate Investment Trust	366,672

	Retail - Discount – 0.54%
2,400	Dollarama, Inc.	154,094

	Total Canada (Proceeds $2,758,387)	$2,773,330

	China – 2.99%
	Applications Software – 0.38%
10,000	Autonavi Holdings, Ltd. - Sponsored ADR	107,200

	Enterprise Software / Services – 0.38%
17,000	Pactera Technology International, Ltd. - Sponsored ADR	109,140

	Entertainment Software – 0.31%
30,000	Shanda Games, Ltd. - Sponsored ADR	89,400

	Internet Content - Entertainment – 0.58%
3,000	NetEase, Inc. - Sponsored ADR	164,310

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2013 FairValue

	Common Stock – (continued)
	China – (continued)
	Schools – 0.63%
10,000	New Oriental Education & Technology Group, Inc. - Sponsored ADR	$180,000

	Web Portals / ISP – 0.71%
2,300	Baidu.com, Inc. - Sponsored ADR	201,710

	Total China (Proceeds $877,989)	$851,760

	Colombia – 0.89%
	Commercial Banks - Non U.S. – 0.89%
4,000	Bancolombia S.A. – Sponsored ADR	253,000

	Total Colombia (Proceeds $251,248)	$253,000

	Germany – 2.68%
	Dialysis Centers – 1.42%
6,000	Fresenius Medical Care AG & Co. KGaA	405,645

	Retail - Auto Parts – 0.42%
2,600	Delticom AG	119,640

	Warehousing & Harbor Transportation Services – 0.84%
11,000	Hamburger Hafen und Logistik AG	240,479

	Total Germany (Proceeds $790,913)	$765,764

	Hong Kong – 1.61%
	Cellular Telecommunications – 0.58%
100,000	Smartone Telecommunications Holdings, Ltd.	164,892

	Retail - Apparel / Shoes – 0.45%
250,000	Trinity, Ltd.	127,856

	Textile - Products – 0.58%
158,000	Texwinca Holdings, Ltd.	166,698

	Total Hong Kong (Proceeds $490,862)	$459,446

	Ireland – 0.93%
	Investment Management / Advisory Services – 0.93%
110,000	Henderson Group PLC	266,076

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2013 Fair Value

	Common Stock – (continued)
	Ireland (continued)
	Total Ireland (Proceeds $269,514)	$266,076

	Israel – 0.84%
	Medical - Generic Drugs – 0.84%
6,000	Teva Pharmaceutical Industries, Ltd. – Sponsored ADR	$238,080

	Total Israel (Proceeds $227,531)	$238,080

	Japan – 4.49%
	Audio / Video Products – 0.45%
70,000	Pioneer Corp.	127,313

	Commercial Banks - Non U.S. – 0.52%
70,000	Mizuho Financial Group, Inc.	149,649

	Engineering / R&D Services – 0.54%
6,000	JGC Corp.	153,541

	Internet Content - Entertainment – 0.44%
10,000	Gree, Inc.	125,717

	Machinery Construction & Mining – 0.49%
5,900	Komatsu, Ltd.	140,126

	Machinery - General Industry – 0.87%
40,000	Makino Milling Machine Co., Ltd.	248,032

	Printing - Commercial – 0.80%
24,000	Dai Nippon Printing Co., Ltd.	228,461

	Retail - Miscellaneous / Diversified – 0.38%
14,000	UNY Group Holdings Co., Ltd.	108,849

	Total Japan (Proceeds $1,289,169)	$1,281,688

	Mexico – 1.11%
	Beverages Non - Alcoholic – 0.80%
2,000	Fomento Economico Mexicano, SAB de C.V. - Sponsored ADR	227,000

	Building & Construction Products - Miscellaneous – 0.31%
10,000	Desarrolladora Homex SAB de CV - Sponsored ADR	89,400

	Total Mexico (Proceeds $339,325)	$316,400

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		March 31, 2013 Fair Value

	Common Stock – (continued)
	Netherlands – 0.85%
	Transport - Services – 0.85%
4,000	Koninklijke Vopak NV	$241,564

	Total Netherlands (Proceeds $253,521)	$241,564

	Russia – 0.89%
	Oil Companies - Exploration & Production – 0.89%
30,000	Gazprom OAO - Sponsored ADR	255,000

	Total Russia (Proceeds $261,904)	$255,000

	Sweden – 1.40%
	Medical Instruments – 1.07%
10,000	Getinge AB, B Shares	306,060

	Tobacco – 0.33%
3,000	Swedish Match AB	93,341

	Total Sweden (Proceeds $414,402)	$399,401

	United Kingdom – 6.09%
	Airlines – 1.55%
27,000	easyJet PLC	442,777

	Diversified Banking Institution – 1.23%
33,000	HSBC Holdings PLC	352,013

	Food - Retail – 0.66%
45,000	WM Morrison Supermarkets PLC	188,727

	Oil Companies - Exploration & Production – 1.26%
21,000	BG Group PLC	360,007

	Telecommunication Services – 0.39%
8,000	Telecity Group PLC	109,753

	Water – 1.00%
30,000	Pennon Group PLC	283,797

	Total United Kingdom (Proceeds $1,801,143)	$1,737,074

	Total Common Stock (Proceeds $36,765,190)	$37,339,735

	Total Securities Sold, Not Yet Purchased (Proceeds $36,765,190)	$37,339,735

Global Chartist Fund, LLC

Schedule of Written Options (Unaudited)

Contracts		March 31, 2013 Fair Value

	Written Options – 1.22%
	Put Options – 1.22%
	United States – 1.22%
200	S & P 500 Index, 04/20/2013, $1,450.00	$26,000
449	S & P 500 Index, 05/18/2013, $1,475.00	323,280

	Total United States (Premium $887,273)	$349,280

	Total Put Options (Premium $887,273)	$349,280

	Total Written Options (Premium $887,273)	$349,280

Global Chartist Fund, LLC

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (0.01%)
	Total Return Swap Contracts - Long - 0.04%
	Ireland – (0.02%)
	Airlines - (0.02%)

$130,714	1/9/2014	Aer Lingus Group PLC	$(5,322)

		Agreement with Credit Suisse, dated 01/04/2013 to receive the total return of the shares of Aer Lingus Group PLC in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.50%.

	Total Ireland		$(5,322)

	South Korea – 0.03%
	Apparel Manufacturers - 0.03%
48,942	3/28/2017	SG Corp.	7,137

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of SG Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Building Products - Cement / Aggregate - 0.00%
46,829	3/28/2017	Tongyang, Inc.	692

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Tongyang, Inc. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Computer Software - 0.01%
78,128	3/28/2017	DuzonBizon Co., Ltd.	3,339

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of DuzonBizon Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Computers - Integrated Systems - 0.01%
33,165	3/28/2017	Daishin Information & Communication Co., Ltd.	2,615

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Daishin Information & Communication Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Electronic Connectors - 0.00%
47,342	3/28/2017	Korea Electric Terminal Co., Ltd.	1,391

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Korea Electric Terminal Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

Global Chartist Fund, LLC

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	South Korea – (continued)
	Medical - Drugs - 0.01%
$88,578	3/28/2017	Kwang Dong Pharmaceutical Co., Ltd.	$(1,089)

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Kwang Dong Pharmaceutical Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

51,546	3/28/2017	Sam-A Pharm Co., Ltd.	2,016

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Sam-A Pharm Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

			927

	Medical - Wholesale Drug Distribution - (0.01%)
84,460	3/28/2017	Seoulin Bioscience Co., Ltd.	(1,827)

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Seoulin Bioscience Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Telecommunication Equipment - (0.02%)
70,972	3/28/2017	NanoTronix Co., Ltd.	(4,648)

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of NanoTronix Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Total South Korea		$9,626

	Taiwan – 0.03%
	Electronic Components - Miscellaneous - 0.00%
77,761	3/28/2017	G Shank Enterprise Co., Ltd.	(290)

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of G Shank Enterprise Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Electronic Parts Distribution - 0.02%
141,343	3/28/2017	Chang Wah Electromaterials, Inc.	5,367

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Chang Wah Electromaterials, Inc. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

Global Chartist Fund, LLC

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (Continued)
	Taiwan – (continued)
	Medical - Drugs - (0.00%)
$45,920	3/28/2017	Oneness Biotech Co., Ltd.	$(439)

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Oneness Biotech Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Semiconductor Components - Integrated Circuits - 0.01%
111,577	3/28/2017	Orise Technology Co., Ltd.	1,888

		Agreement with Credit Suisse, dated 03/26/2012 to receive the total return of the shares of Orise Technology Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.75%.

	Total Taiwan		$6,526

	Total Return Swap Contracts - Long		$10,830

Global Chartist Fund, LLC

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (0.05%)
	South Korea - (0.05%)
	Airlines - 0.00%
$110,825	3/28/2017	Korean Air Lines Co., Ltd.	$1,363

		Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Korean Air Lines Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Audio / Video Products - (0.01%)
109,875	3/28/2017	S.M. Entertainment Co.	(4,048)

		Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of S.M. Entertainment Co. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Auto - Cars / Light Trucks - (0.02%)
319,045	3/28/2017	Hyundai Motor Co.	(5,916)

		Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Hyundai Motor Co. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Automobile / Truck Parts & Equipment - Original - 0.01%
184,274	3/28/2017	Global & Yuasa Battery Co., Ltd.	3,725

		Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Global & Yuasa Battery Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Diversified Manufacturing Operations - 0.01%
103,341	3/28/2017	SKC Co., Ltd.	2,687

		Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of SKC Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Entertainment Software - (0.03%)
108,510	3/28/2017	Gamevil, Inc.	(7,971)

		Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Gamevil, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

Global Chartist Fund, LLC

Schedule of Swap Contracts (Unaudited) (concluded)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	South Korea - (continued)
	Food - Wholesale / Distribution - 0.01%
$125,158	3/28/2017	Hyundai Greenfood Co., Ltd.	$3,295

		Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Hyundai Greenfood Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Import / Export - (0.01%)
235,657	3/28/2017	SK Networks Co., Ltd.	(2,856)

		Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of SK Networks Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Machinery - General Industry - (0.03%)
192,621	3/28/2017	Doosan Heavy Industries & Construction Co., Ltd.	(9,138)

		Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Doosan Heavy Industries & Construction Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Rubber - Tires - 0.03%
155,359	3/28/2017	Nexen Tire Corp.	8,004

		Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Nexen Tire Corp. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Textile - Apparel - (0.01%)
228,613	3/28/2017	Fila Korea, Ltd.	(1,454)

		Agreement with Credit Suisse, dated 03/26/2012 to deliver the total return of the shares of Fila Korea, Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 0.50%.

	Total South Korea		$(12,309)

	Total Return Swap Contracts - Short		$(12,309)

	Total Swap Contracts		$(1,479)

Global Chartist Fund, LLC

Schedule of Forward Contracts (Unaudited)

Counterparty	Settlement Date	Currency Sold	Contracts	Currency Bought	Contracts	March 31, 2013 Unrealized Gain/(Loss)

Forward Currency Exchange Contracts - 0.21%

Buy Contracts - 0.13%

United States - 0.13%
Credit Suisse Securities (USA) LLC - 0.13%
Credit Suisse Securities (USA) LLC	April 2013	KRW	(1,108,500,000)	USD	1,032,604	$38,169
Total Credit Suisse Securities (USA) LLC						38,169

The Bank of New York Mellon - (0.00%)
The Bank of New York Mellon	April 2013	JPY	(13,055,271)	USD	138,064	(731)
The Bank of New York Mellon	April 2013	JPY	(4,104,048)	USD	43,484	(230)
Total Bank of New York Mellon						(961)

Total United States						37,208

Total Buy Contracts						$37,208

Sold Contracts - 0.08%

United States - 0.08%
The Bank of New York Mellon - 0.00%
The Bank of New York Mellon	April 2013	USD	(23,328)	EUR	18,261	$121
Total Bank of New York Mellon						121

Credit Suisse Securities (USA) LLC - 0.08%
Credit Suisse Securities (USA) LLC	April 2013	USD	(644)	HKD	5,000	—
Credit Suisse Securities (USA) LLC	April 2013	USD	(971,566)	KRW	1,108,500,000	22,870
Total Credit Suisse Securities (USA) LLC						22,870

Total United States						22,991

Total Sold Contracts						22,991

Total Forward Currency Exchange Contracts						$60,199

Global Chartist Fund, LLC

Schedule of Futures Contracts (Unaudited)

March 31, 2013 Unrealised Gain/(Loss)
Futures Contracts - (0.14%)
Futures Contracts - Long - (0.02%)
Hong Kong - (0.02%)
Index - (0.02%)	$(5,952)

Total Hong Kong	(5,952)

Total Futures Contracts - Long	$(5,952)

Futures Contracts - Short - (0.12%)
United States - (0.34%)
Bond - (0.05%)	$(14,671)
Commodity - 0.28%	79,640
Currency - (0.18%)	(49,035)
Index - (0.39%)	(111,685)

Total United States	(95,751)

Australia - 0.20%
Index - 0.20%	56,480

Total Australia	56,480

United Kingdom - (0.02%)
Index - (0.02%)	(5,839)

Total United Kingdom	(5,839)

Japan - 0.04%
Currency - 0.21%	59,110
Index - (0.17%)	(48,415)

Total Japan	10,695

Total Futures Contracts - Short	$(34,415)

Total Futures Contracts	$(40,367)

Global Chartist Fund, LLC

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments
Level 1 - Quoted Prices
Common Stock	$7,134,036	$37,339,735	$—
Purchased Options	—	—	711,500
Written Options			(349,280)
Futures Contracts	—	—	(40,367)

Level 2 - Other Significant
Observable Inputs
Caps and Floors	—	—	0
Currency Options	—	—	4,138
Total Return Swaps	—	—	(1,479)
Forward Contracts	—	—	60,199

Level 3 - Other Significant
Unobservable Inputs
Common Stock	0	—	—
Warrants	0	—	—

Total	$7,134,036	$37,339,735	$384,711

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Global Chartist Fund, LLC

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principle Executive Officer
(principal executive officer)

Date   5/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principle Executive Officer
(principal executive officer)

Date   5/22/2013

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date   5/22/2013

* Print the name and title of each signing officer under his or her signature.